Note 13 - Retirement And Pension Plans	12 Months Ended
Mar. 31, 2013
Pension and Other Postretirement Benefits Disclosure [Text Block]
Pension and Other Postretirement Benefits Disclosure [Text Block]
13.	RETIREMENT AND PENSION PLANS

IIJ and certain subsidiaries had unfunded severance benefit, noncontributory defined benefit pension and defined contribution plans which together covered substantially all of their employees who were not directors. The defined benefit pension plan is operated under the Defined Benefit Corporate Pension Law.

The following information regarding net periodic pension cost and accrued pension cost also includes the unfunded severance benefit plans.  Under the severance and defined benefit pension plans, all of IIJ and IIJ-Global’s employees are entitled, upon retirement with 20 years or more service, to a 10-year period of annuity payments from age 60 (or lump-sum severance indemnities) based on the rate of pay at the time of retirement, length of service and certain other factors.  IIJ and IIJ-Global's employees who do not meet these conditions are entitled to lump-sum severance indemnities.

Net periodic pension cost for the years ended March 31, 2011, 2012 and 2013 included the following components:

	Thousands of Yen			Thousands of U.S. Dollars
	2011	2012	2013	2013

Service cost	¥421,771	¥467,583	¥479,158	$5,089
Interest cost	41,424	48,335	46,975	499
Expected return on plan assets	(26,085)	(27,086)	(29,796)	(317)
Amortization of transition obligation	369	369	369	4
Other	－	(12,632)	－	－

Net periodic pension cost	¥437,479	¥476,569	¥496,706	$5,275

Other changes in plan assets and benefit obligations recognized in other comprehensive income for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Thousands of Yen			Thousands of U.S. Dollars
	2011	2012	2013	2013

Net actuarial loss	¥3,324	¥39,083	¥92,808	$986
Amortization of transition obligation in net periodic pension cost	(369)	(369)	(369)	(4)
Other	(6,316)	12,632	－	－

Amounts recognized in other comprehensive income	¥(3,361)	¥51,346	¥92,439	$982

Total net periodic pension cost and amounts recognized in other comprehensive income	¥434,118	¥527,915	¥589,145	$6,257

The change in benefit obligation and plan assets for the years ended March 31, 2012 and 2013 and the amounts recognized in the consolidated balance sheets as of March 31, 2012 and 2013 are as follows:

	Thousands of Yen		Thousands of U.S. Dollars
	2012	2013	2013
Change in benefit obligation:
Benefit obligation at beginning of year	¥2,744,718	¥3,196,857	$33,951
Service cost	467,583	479,158	5,089
Interest cost	48,335	46,975	499
Actuarial loss	37,454	209,406	2,224
Benefit paid	(101,233)	(77,064)	(819)

Benefit obligation at end of year	3,196,857	3,855,332	40,944

Change in plan assets:
Fair value of plan assets at beginning of year	1,425,587	1,655,373	17,580
Actual return on plan assets	27,605	146,394	1,555
Employer contribution	250,969	257,288	2,732
Benefits paid	(48,788)	(46,444)	(493)

Fair value of plan assets at end of year	1,655,373	2,012,611	21,374

Funded status at end of year	¥(1,541,484)	(1,842,721)	$(19,570)

Amounts recognized in the consolidated balance sheets as of March 31, 2012 and 2013 consist of:

	Thousands of Yen		Thousands of U.S. Dollars
	2012	2013	2013

Accrued retirement and pension costs―noncurrent	¥(1,541,484)	¥(1,842,721)	$(19,570)

Net amount recognized	¥(1,541,484)	¥(1,842,721)	$(19,570)

The accumulated benefit obligation for the Company’s defined benefit pension plans as of March 31, 2012 and 2013 was ¥2,024,498 thousand and ¥2,444,643 thousand ($25,963 thousand), respectively.

The aggregate projected benefit obligation and aggregate fair value of plan assets for plans with projected benefit obligations in excess of plan assets were ¥3,196,857 thousand and ¥1,655,373 thousand at March 31, 2012 and ¥3,855,332 thousand ($40,944 thousand) and ¥2,012,611 thousand ($21,374 thousand) at March 31, 2013, respectively. The aggregate accumulated benefit obligations of plans with no plan assets were ¥65,239 thousand and ¥70,425 thousand ($748 thousand) at March 31, 2012 and 2013, respectively.

Amounts recognized in accumulated other comprehensive income at March 31, 2012 and 2013 consist of:

	Thousands of Yen		Thousands of U.S. Dollars
	2012	2013	2013

Net actuarial loss	¥212,241	¥305,049	$3,239
Obligation at transition	1,473	1,104	12
Total	¥213,714	¥306,153	$3,251

The unrecognized net loss and the unrecognized net obligation at the date of initial application are being amortized over 14 years and 21 years, respectively.

The estimated net actuarial loss and obligation at transition for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic pension cost in the fiscal year ending March 31, 2014 are zero and ¥369 thousand ($4 thousand), respectively.

Actuarial assumptions as of March 31:

	Benefit Obligations		Net Periodic Costs
	2012	2013	2011	2012	2013

Discount rate	1.5%	1.2%	1.8%	1.8%	1.5%
Expected long-term rate of return on plan assets			2.1	1.9	1.8
Rate of increase in compensation	3.3	3.3	3.5	3.4	3.3

The Company sets the discount rate assumption annually at March 31 based on high-quality fixed income securities that match the average duration of the expected retirement benefits.

The basis for determining the long-term rate of returns is a combination of historical returns and prospective return assumptions derived from pension trust funds’ managing company.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid.

Years Ending March 31	Thousands of Yen	Thousands of U.S. Dollars
2014	¥99,786	$1,060
2015	113,460	1,205
2016	131,087	1,392
2017	166,104	1,764
2018	220,121	2,338
2019－2023	1,691,760	17,967

Total	¥2,422,318	$25,726

The Company expects to contribute ¥257,288 thousand ($2,732 thousand) to its defined benefit pension plan in the year ending March 31, 2014.

The Company’s defined contribution plan, which was established on April 1, 2009, covers substantially all its employees. The Company contributes monthly 1.6% of its employees’ base salaries to the plan. No employee contributions to the plan are allowed. Contributions to the plan were ¥99,068 thousand, ¥109,224 thousand and ¥114,450 thousand ($1,215 thousand) for the years ended March 31, 2011, 2012 and 2013, respectively.

The Company's funding policies with respect to the noncontributory plan are generally to contribute amounts considered tax deductible under applicable income tax regulations.  Plan assets including life insurance pooled investment portfolios consist of Japanese government bonds, other debt securities and marketable equity securities.

Life insurance pooled investment portfolios are managed by an insurance company and guarantee a minimum rate of return.

The Company’s investment strategy for the plan assets is to manage the assets in order to pay retirement benefits to plan participants from the Company over the life of the plans.

This is accomplished by identifying and managing the exposure to various market risks, diversifying investments in various asset classes based on portfolio determined by the insurance company in order to maximize long-term rate of return, while considering the liquidity needs of the plans.

The plan is permitted to use derivative instruments only for the purpose of hedging. Both margin trading and real-estate investment are prohibited in principle.

The Company mitigates the credit risk of investments by establishing guidelines with the insurance company. These guidelines are monitored periodically by the Company for compliance.

The projected allocation of the plan assets managed by the insurance company is developed in consideration of the expected long-term investment returns for each category of the plan assets. Approximately 63.0%, 35.0%, and 2.0% of the plan assets excluding pooled investment portfolios will be allocated to debt securities, equity securities and other financial instruments, respectively, to moderate the level of volatility in pension plan asset returns and reduce risks. Fifty percent of the employer’s contribution to the plan during the year ending March 31, 2014 will be allocated to life insurance pooled investment portfolios and other 50% will be allocated to the aforementioned investments.

The following table summarizes the basis used to measure the Company’s pension plan assets at fair value:

Level 1―	Inputs are quoted prices in active markets for identical assets or liabilities.

Level 2―
Inputs are quoted prices for similar assets or liabilities in active markets, quoted prices for identical  or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3―
Inputs are derived from valuation techniques in which one or more significant inputs or value drivers are unobservable, which reflect the reporting entity’s own assumptions about the assumptions that market participants would use in establishing a price.

Basis of Fair Value Measurement of Pension Plan Assets at March 31, 2012	Thousands of Yen
	Level 1	Level 2	Level 3	Total
Equity securities:
Japanese equity	¥235,933	－	－	¥235,933
U.S. equity	54,179	－	－	54,179
Other equity― developed countries	39,495	－	－	39,495
Total equity securities	329,607	－	－	329,607

Debt securities:
Japanese government and municipalities	－	¥337,885	－	337,885
Japanese corporate bonds― investment grade	－	93,030	－	93,030
U.S. government	－	58,760	－	58,760
Other government― developed countries	－	82,523	－	82,523
Residential mortgage-backed	－	23,627	－	23,627
Total debt securities	－	595,825	－	595,825

Other financial instruments*	－	692,613	－	692,613

Cash	37,328	－	－	37,328

Total assets at fair value	¥366,935	¥1,288,438	－	¥1,655,373

Basis of Fair Value Measurement of Pension Plan Assets at March 31, 2013	Thousands of Yen
	Level 1	Level 2	Level 3	Total
Equity securities:
Japanese equity	¥302,533	－	－	¥302,533
U.S. equity	72,760	－	－	72,760
Other equity― developed countries	51,220	－	－	51,220
Total equity securities	426,513	－	－	426,513

Debt securities:
Japanese government and municipalities	－	¥477,430	－	477,430
Japanese corporate bonds― investment grade	－	59,533	－	59,533
U.S. government	－	74,294	－	74,294
Other government― developed countries	－	103,471	－	103,471
Residential mortgage-backed	－	26,252	－	26,252
Total debt securities	－	740,980	－	740,980

Other financial instruments*	－	800,968	－	800,968

Cash	44,150	－	－	44,150

Total assets at fair value	¥470,663	¥1,541,948	－	¥2,012,611

Basis of Fair Value Measurement of Pension Plan Assets at March 31, 2013	Thousands of U.S. Dollars
	Level 1	Level 2	Level 3	Total
Equity securities:
Japanese equity	$3,213	－	－	$3,213
U.S. equity	773	－	－	773
Other equity― developed countries	544	－	－	544
Total equity securities	4,530	－	－	4,530

Debt securities:
Japanese government and municipalities	－	$5,071	－	5,071
Japanese corporate bonds― investment grade	－	632	－	632
U.S. government	－	789	－	789
Other government― developed countries	－	1,099	－	1,099
Residential mortgage-backed	－	279	－	279
Total debt securities	－	7,870	－	7,870

Other financial instruments*	－	8,506	－	8,506

Cash	468	－	－	468

Total assets at fair value	$4,998	$16,376	－	$21,374

* Other financial instruments are life insurance pooled investment portfolios.

Pension plan assets classified as Level 1 are comprised principally of equity securities, which are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions.

Pension plan assets classified as Level 2 are comprised principally of government bonds, corporate bonds and life insurance pooled investment portfolios which are valued based on quoted prices obtained from a well-established third-party. The bonds are traded in less active markets and the fair values are based on the price a dealer would pay for the bonds.

IIJ and a certain subsidiary participated in a contributory multi-employer pension plan, the Japan Computer Information Service Employee's Pension Fund (the "Multi-Employer Plan"), which covered substantially all of their employees.

As stipulated by the Japanese Welfare Pension Insurance Law, the Multi-Employer Plan is composed of a substitutional portion of Japanese Pension Insurance and a multi-employers' portion of a contributory defined benefit pension plan.  The benefits for the substitutional portion are based on a standard remuneration schedule under the Welfare Pension Insurance Law and the length of participation.  The multi-employer portion of the benefits is based on the employee's length of service.  However, assets contributed by an employer including IIJ are not segregated in a separate account or restricted to provide benefits only to employees of that employer.  The net pension cost under the Multi-Employer Plan is recognized when contributions become due.

Contributions due and paid during the years ended March 31, 2011, 2012 and 2013 under the Multi-Employer Plan, including its substitutional portion, amounted to ¥219,419 thousand, ¥214,987 thousand and ¥244,666 thousand ($2,598 thousand), respectively. The Company’s contribution did not represent more than 5% of total contribution to the plan during the years ended March 31, 2011, 2012 and 2013.

The plan is not subject to a funding improvement and is funded more than 80% as of March 31, 2012. The total plan assets are ¥545,307,470 thousand ($5,791,286 thousand) as of March 31, 2013. It was difficult to obtain other additional information for the plan for the year ended March 31, 2013.

The amount of retirement benefits for retiring directors and company auditors must be approved by the shareholders.

IIJ has a retirement plan for full-time company auditors. The Company recorded a liability for retirement benefit for company auditors of ¥2,350 thousand and ¥3,690 thousand ($39 thousand), which would be required if they were all to retire at March 31, 2012 and 2013, respectively.

IIJ had a retirement benefit plan for full-time directors, which was abolished in June 2011. The allowance for retirement benefit amounted to ¥255,330 thousand ($2,712 thousand) in consideration of their services made up to the date of abolition of the plan, and this amount will be reserved until each director’s retirement date. IIJ’s subsidiary also has a retirement benefit plan for full-time directors. The Company recorded a liability for retirement benefit for full-time directors of ¥261,849 thousand and ¥265,674 thousand ($2,822 thousand), which would be required if they were all to retire at March 31, 2012 and 2013, respectively.

The retirement benefits paid to retired directors and company auditors were ¥20,030 thousand for the year ended March 31, 2011.